Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues
Total revenues	$ 157,362	$ 106,765
Third parties
Revenues
Total revenues	154,790	104,441
Related parties
Revenues
Total revenues	2,572	2,324
Goods-Marketed Products
Revenues
Total revenues	16,948	6,600
Goods-Distribution
Revenues
Total revenues	114,511	90,373
Commercialization services
Revenues
Total revenues	15,030
Commercialization services | Third parties
Revenues
Total revenues	15,030
Collaboration research and development services
Revenues
Total revenues	4,795	7,507
Collaboration research and development services | Third parties
Revenues
Total revenues	4,795	7,507
Research and development services
Revenues
Total revenues	261	240
Research and development services | Related parties
Revenues
Total revenues	261	240
Royalties
Revenues
Total revenues	5,817	2,045
Royalties | Third parties
Revenues
Total revenues	5,817	2,045
Oncology/Immunology segment
Revenues
Total revenues	42,851	16,392
Oncology/Immunology segment | Third parties
Revenues
Total revenues	42,590	16,152
Oncology/Immunology segment | Related parties
Revenues
Total revenues	261	240
Oncology/Immunology segment | Goods-Marketed Products
Revenues
Total revenues	16,948	6,600
Oncology/Immunology segment | Commercialization services
Revenues
Total revenues	15,030
Oncology/Immunology segment | Collaboration research and development services
Revenues
Total revenues	4,795	7,507
Oncology/Immunology segment | Research and development services
Revenues
Total revenues	261	240
Oncology/Immunology segment | Royalties
Revenues
Total revenues	5,817	2,045
Other Ventures segment
Revenues
Total revenues	114,511	90,373
Other Ventures segment | Third parties
Revenues
Total revenues	112,200	88,289
Other Ventures segment | Related parties
Revenues
Total revenues	2,311	2,084
Other Ventures segment | Goods-Distribution
Revenues
Total revenues	$ 114,511	$ 90,373